Subsidiary guarantee information - Cash flow related (Details 4) - CHF (SFr) SFr in Millions		6 Months Ended
		Jun. 30, 2019	Jun. 30, 2018
Operating activities of continuing operations
Net cash provided by/(used in) operating activities		SFr (3,460)	SFr 11,854
Investing activities of continuing operations
(Increase)/decrease in interest-bearing deposits with banks		236	(299)
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		2,920	(963)
Purchase of investment securities		(307)	(379)
Proceeds from sale of investment securities		4	255
Investments in subsidiaries and other investments		(147)	(306)
Proceeds from sale of other investments		592	637
Maturities of investment securities		394	130
(Increase)/decrease in loans		(9,867)	(10,171)	[1]
Proceeds from sale of loans		2,460	3,472	[1]
Capital expenditures for premises and equipment and other intangible assets		(554)	(529)
Proceeds from sale of premises and equipment and other intangible assets		29	29
Other, net		222	204
Net cash provided by/(used in) investing activities		(4,018)	(7,920)
Financing activities of continuing operations
Increase/(decrease) in due to banks and customer deposits		4,997	6,359
Increase/(decrease) in short-term borrowings		3,844	4,452
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions		(4,967)	(6,768)
Issuances of long-term debt		14,637	15,911
Repayments of long-term debt		(18,604)	(20,540)
Sale of treasury shares		4,720	6,175
Repurchase of treasury shares		(5,718)	(6,899)
Dividends paid/capital repayments		(696)	(665)
Other, net		1,854	262
Net cash provided by/(used in) financing activities		67	(1,713)
Effect of exchange rate changes on cash and due from banks
Effect of exchange rate changes on cash and due from banks		(147)	477
Net increase/(decrease) in cash and due from banks
Net increase/(decrease) in cash and due from banks		(7,558)	2,698
Cash and due from banks at beginning of period	[2]	100,047	109,815
Cash and due from banks at end of period	[2]	92,489	112,513
Eliminations and consolidation adjustments
Operating activities of continuing operations
Net cash provided by/(used in) operating activities		(847)	156
Investing activities of continuing operations
(Increase)/decrease in interest-bearing deposits with banks		(6)	8
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		0	0
Purchase of investment securities		3,517	4,846
Proceeds from sale of investment securities		0	0
Investments in subsidiaries and other investments		5	5
Proceeds from sale of other investments		(1)	(9)
Maturities of investment securities		0	0
(Increase)/decrease in loans		1,198	1,416
Proceeds from sale of loans		0	0
Capital expenditures for premises and equipment and other intangible assets		(83)	(53)
Proceeds from sale of premises and equipment and other intangible assets		0	(51)
Other, net		0	0
Net cash provided by/(used in) investing activities		4,630	6,162
Financing activities of continuing operations
Increase/(decrease) in due to banks and customer deposits		(317)	(803)
Increase/(decrease) in short-term borrowings		(47)	(8)
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions		(111)	0
Issuances of long-term debt		(4,239)	(4,744)
Repayments of long-term debt		0	0
Sale of treasury shares		4,717	6,175
Repurchase of treasury shares		(4,705)	(6,142)
Dividends paid/capital repayments		10	10
Other, net		948	25
Net cash provided by/(used in) financing activities		(3,744)	(5,487)
Effect of exchange rate changes on cash and due from banks
Effect of exchange rate changes on cash and due from banks		3	(9)
Net increase/(decrease) in cash and due from banks
Net increase/(decrease) in cash and due from banks		42	822
Cash and due from banks at beginning of period		409	(211)
Cash and due from banks at end of period		451	611
Group parent company
Operating activities of continuing operations
Net cash provided by/(used in) operating activities		(111)	(130)
Investing activities of continuing operations
(Increase)/decrease in interest-bearing deposits with banks		5	(8)
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		0	0
Purchase of investment securities		(3,517)	(4,846)
Proceeds from sale of investment securities		0	0
Investments in subsidiaries and other investments		(5)	(5)
Proceeds from sale of other investments		25	4
Maturities of investment securities		0	0
(Increase)/decrease in loans		0	0
Proceeds from sale of loans		0	0
Capital expenditures for premises and equipment and other intangible assets		0	0
Proceeds from sale of premises and equipment and other intangible assets		0	0
Other, net		0	0
Net cash provided by/(used in) investing activities		(3,492)	(4,855)
Financing activities of continuing operations
Increase/(decrease) in due to banks and customer deposits		405	522
Increase/(decrease) in short-term borrowings		0	0
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions		0	0
Issuances of long-term debt		4,217	4,622
Repayments of long-term debt		0	0
Sale of treasury shares		3	0
Repurchase of treasury shares		(1,013)	(757)
Dividends paid/capital repayments		(695)	(661)
Other, net		626	1,009
Net cash provided by/(used in) financing activities		3,543	4,735
Effect of exchange rate changes on cash and due from banks
Effect of exchange rate changes on cash and due from banks		0	0
Net increase/(decrease) in cash and due from banks
Net increase/(decrease) in cash and due from banks		(60)	(250)
Cash and due from banks at beginning of period		324	516
Cash and due from banks at end of period		264	266
Bank
Operating activities of continuing operations
Net cash provided by/(used in) operating activities		(2,502)	11,828
Investing activities of continuing operations
(Increase)/decrease in interest-bearing deposits with banks		237	(299)
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		2,920	(963)
Purchase of investment securities		(307)	(379)
Proceeds from sale of investment securities		4	255
Investments in subsidiaries and other investments		(147)	(306)
Proceeds from sale of other investments		568	642
Maturities of investment securities		394	130
(Increase)/decrease in loans		(11,065)	(11,587)	[3]
Proceeds from sale of loans		2,460	3,472	[3]
Capital expenditures for premises and equipment and other intangible assets		(471)	(476)
Proceeds from sale of premises and equipment and other intangible assets		29	80
Other, net		222	204
Net cash provided by/(used in) investing activities		(5,156)	(9,227)
Financing activities of continuing operations
Increase/(decrease) in due to banks and customer deposits		4,909	6,640
Increase/(decrease) in short-term borrowings		3,891	4,460
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions		(4,856)	(6,768)
Issuances of long-term debt		14,659	16,033
Repayments of long-term debt		(18,604)	(20,540)
Sale of treasury shares		0	0
Repurchase of treasury shares		0	0
Dividends paid/capital repayments		(11)	(14)
Other, net		280	(772)
Net cash provided by/(used in) financing activities		268	(961)
Effect of exchange rate changes on cash and due from banks
Effect of exchange rate changes on cash and due from banks		(150)	486
Net increase/(decrease) in cash and due from banks
Net increase/(decrease) in cash and due from banks		(7,540)	2,126
Cash and due from banks at beginning of period	[4]	99,314	109,510
Cash and due from banks at end of period	[4]	91,774	111,636
Bank | Credit Suisse (USA), Inc - Consolidated
Operating activities of continuing operations
Net cash provided by/(used in) operating activities		738	(1,870)
Investing activities of continuing operations
(Increase)/decrease in interest-bearing deposits with banks		12	11
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		(3,428)	1,462
Purchase of investment securities		0	0
Proceeds from sale of investment securities		0	0
Investments in subsidiaries and other investments		(40)	(85)
Proceeds from sale of other investments		317	168
Maturities of investment securities		0	0
(Increase)/decrease in loans		(419)	151
Proceeds from sale of loans		0	0
Capital expenditures for premises and equipment and other intangible assets		(144)	(133)
Proceeds from sale of premises and equipment and other intangible assets		0	0
Other, net		40	3
Net cash provided by/(used in) investing activities		(3,662)	1,577
Financing activities of continuing operations
Increase/(decrease) in due to banks and customer deposits		37	(171)
Increase/(decrease) in short-term borrowings		(228)	(2,189)
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions		(228)	1,206
Issuances of long-term debt		106,285	7,734
Repayments of long-term debt		(102,644)	(6,104)
Sale of treasury shares		0	0
Repurchase of treasury shares		0	0
Dividends paid/capital repayments		(1)	(1)
Other, net		(126)	(305)
Net cash provided by/(used in) financing activities		3,095	170
Effect of exchange rate changes on cash and due from banks
Effect of exchange rate changes on cash and due from banks		(24)	49
Net increase/(decrease) in cash and due from banks
Net increase/(decrease) in cash and due from banks		147	(74)
Cash and due from banks at beginning of period		2,540	3,058
Cash and due from banks at end of period		2,687	2,984
Bank | Bank parent company and other subsidiaries | Eliminations and consolidation adjustments
Operating activities of continuing operations
Net cash provided by/(used in) operating activities		(3,240)	13,698
Investing activities of continuing operations
(Increase)/decrease in interest-bearing deposits with banks		225	(310)
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		6,348	(2,425)
Purchase of investment securities		(307)	(379)
Proceeds from sale of investment securities		4	255
Investments in subsidiaries and other investments		(107)	(221)
Proceeds from sale of other investments		251	474
Maturities of investment securities		394	130
(Increase)/decrease in loans		(10,646)	(11,738)
Proceeds from sale of loans		2,460	3,472
Capital expenditures for premises and equipment and other intangible assets		(327)	(343)
Proceeds from sale of premises and equipment and other intangible assets		29	80
Other, net		182	201
Net cash provided by/(used in) investing activities		(1,494)	(10,804)
Financing activities of continuing operations
Increase/(decrease) in due to banks and customer deposits		4,872	6,811
Increase/(decrease) in short-term borrowings		4,119	6,649
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions		(4,628)	(7,974)
Issuances of long-term debt		(91,626)	8,299
Repayments of long-term debt		84,040	(14,436)
Sale of treasury shares		0	0
Repurchase of treasury shares		0	0
Dividends paid/capital repayments		(10)	(13)
Other, net		406	(467)
Net cash provided by/(used in) financing activities		(2,827)	(1,131)
Effect of exchange rate changes on cash and due from banks
Effect of exchange rate changes on cash and due from banks		(126)	437
Net increase/(decrease) in cash and due from banks
Net increase/(decrease) in cash and due from banks		(7,687)	2,200
Cash and due from banks at beginning of period		96,774	106,452
Cash and due from banks at end of period		89,087	108,652
Group Parent company - subsidiary that holds a banking license | Group parent company
Net increase/(decrease) in cash and due from banks
Dividend income from investments		10	10
Group Parent company - subsidiary that doesn't hold a banking license | Group parent company
Net increase/(decrease) in cash and due from banks
Dividend income from investments		SFr 14	SFr 6

[1]	Prior period has been corrected.
[2]	Includes restricted cash.
[3]	Prior period has been corrected.
[4]	Includes restricted cash.